CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading debt securities [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2023		¥ 594,493	¥ 707,189	¥ 1,647,005	¥ 242,767	¥ (32,174)		¥ 107,861		¥ (118,574)		¥ 75,575
Stock-based compensation awards			1,609
Changes in an affiliated company's interests			(13)
Net income attributable to NHI shareholders	¥ 165,863			165,863
Cash dividends				(68,674)								(3,548)
Loss on disposal of treasury stock				(2,364)
Net change during the year					201,304
Pension liability adjustment	12,662					12,662
Net unrealized loss on non-trading debt securities
Own credit adjustments	(72,436)							(72,436)
Repurchases of common stock										(61,199)
Sales of common stock										0
Common stock issued to employees										24,870
Cancellation of treasury stock				(36,105)						36,105
Net income attributable to noncontrolling interests	(11,357)											11,357
Accumulated other comprehensive income (loss) attributable to noncontrolling interests Cumulative translation adjustments												2,042
Transaction between NHI group and noncontrolling interest holders, net												11,855
Other net change in noncontrolling interests												1,043
Balance at end of year at Mar. 31, 2024	3,448,513	594,493	708,785	1,705,725	444,071	(19,512)		35,425	¥ 459,984	(118,798)	¥ 3,350,189	98,324
Stock-based compensation awards			(3,929)
Changes in ownership interests in subsidiaries			36
Changes in an affiliated company's interests			(15)
Net income attributable to NHI shareholders	340,736			340,736
Cash dividends				(168,477)								(10,680)
Loss on disposal of treasury stock				(10,605)
Net change during the year					(36,094)
Pension liability adjustment	12,407					12,407
Net unrealized loss on non-trading debt securities	(1,147)						¥ (1,147)
Own credit adjustments	12,658							12,658
Repurchases of common stock										(58,835)
Sales of common stock										0
Common stock issued to employees										33,955
Net income attributable to noncontrolling interests	(6,519)											6,519
Accumulated other comprehensive income (loss) attributable to noncontrolling interests Cumulative translation adjustments												(1,243)
Transaction between NHI group and noncontrolling interest holders, net												(5,370)
Other net change in noncontrolling interests												22,570
Balance at end of year at Mar. 31, 2025	3,580,999	594,493	704,877	1,867,379	407,977	(7,105)	(1,147)	48,083	447,808	(143,678)	3,470,879	110,120
Stock-based compensation awards			1,400
Changes in an affiliated company's interests			(16)
Net income attributable to NHI shareholders	362,129			362,129
Cash dividends				(148,840)								(21,056)
Loss on disposal of treasury stock				(9,016)
Net change during the year					142,524
Pension liability adjustment	6,983					6,983
Net unrealized loss on non-trading debt securities	(2,215)						(2,215)
Own credit adjustments	(46,879)							(46,879)
Repurchases of common stock										(101,499)
Sales of common stock										0
Common stock issued to employees										32,418
Cancellation of treasury stock				(57,666)						57,666
Net income attributable to noncontrolling interests	(12,253)											12,253
Accumulated other comprehensive income (loss) attributable to noncontrolling interests Cumulative translation adjustments												5,214
Transaction between NHI group and noncontrolling interest holders, net												44,694
Other net change in noncontrolling interests												(4,178)
Balance at end of year at Mar. 31, 2026	¥ 3,854,915	¥ 594,493	¥ 706,261	¥ 2,013,986	¥ 550,501	¥ (122)	¥ (3,362)	¥ 1,204	¥ 548,221	¥ (155,093)	¥ 3,707,868	¥ 147,047